Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable and Other Current Assets
ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS

(in millions)	2018	2017
Trade accounts receivable	$538	$460
Unbilled accounts receivable	575	562
Allowance for doubtful accounts	(33)	(31)
Total accounts receivable	1,080	991
Income tax receivable	91	8
Other (1)	186	132
	$1,357	$1,131

(1)	Consists of customer billings for non-core services, gas mitigation costs and collateral deposits for gas purchases at FortisBC Energy, and the fair value of derivative instruments (Note 28)